Restricted Net Assets - Additional Information (Details) - PRC - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Restricted Net Assets [Line Items]
Minimum required percentage of statutory reserves	10.00%
Percentage of statutory reserves to respective registered capital	50.00%
Statutory reserves	$ 0	$ 0
Restricted amount by subsidiaries	$ 80,951,618	$ 39,215,714